Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.0%
25,376	iShares Core S&P Small-Cap ETF	$ 1,782,157	5.0
7,449	Vanguard S&P 500 ETF	2,291,685	6.5
18,579	Vanguard Value ETF	1,941,691	5.5

	Total Exchange-Traded Funds
	(Cost $5,628,888)	6,015,533	17.0

MUTUAL FUNDS: 82.9%
	Affiliated Investment Companies: 82.9%
136,434	Voya High Yield Bond Fund - Class R6	1,054,632	3.0
121,818	Voya Intermediate Bond Fund - Class R6	1,305,884	3.7
15,857	Voya Large-Cap Growth Fund - Class R6	887,356	2.5
164,746	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,125,229	6.0
391,892	Voya Multi-Manager International Equity Fund - Class I	4,514,596	12.7
311,453	Voya Multi-Manager International Factors Fund - Class I	2,899,623	8.2
86,149	Voya Multi-Manager Mid Cap Value Fund - Class I	709,867	2.0
408,146	Voya U.S. Stock Index Portfolio - Class I	7,003,786	19.8
30,441	VY® BrandywineGLOBAL - Bond Portfolio - Class I	348,546	1.0
106,249	VY® Columbia Contrarian Core Portfolio - Class I	1,946,475	5.5
65,265	VY® Invesco Comstock Portfolio - Class I	883,692	2.5
98,177	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,817,687	8.0
56,088	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	710,640	2.0
22,344	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,136,735	6.0

Total Mutual Funds
(Cost $27,777,037)	29,344,748	82.9

Total Investments in Securities (Cost $33,405,925)	$ 35,360,281	99.9
Assets in Excess of Other Liabilities	37,429	0.1
Net Assets	$ 35,397,710	100.0

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,015,533	$–	$–	$6,015,533
Mutual Funds	29,344,748	–	–	29,344,748
Total Investments, at fair value	$35,360,281	$–	$–	$35,360,281

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$-	$1,097,610	$(112,774)	$69,796	$1,054,632	$25,582	$17,053	$-
Voya Index Plus LargeCap Portfolio - Class I	713,512	83,148	(746,569)	(50,091)	-	-	(42,555)	-
Voya Intermediate Bond Fund - Class R6	1,419,991	2,131,290	(2,229,248)	(16,149)	1,305,884	29,753	42,540	-
Voya Large-Cap Growth Fund - Class R6	1,469,708	320,080	(925,101)	22,669	887,356	-	68,023	-
Voya MidCap Opportunities Portfolio - Class I	704,108	71,830	(765,484)	(10,454)	-	835	(42,891)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,370,621	883,887	(1,107,794)	(21,485)	2,125,229	-	(74,997)	-
Voya Multi-Manager International Equity Fund - Class I	4,257,461	1,429,097	(1,301,255)	129,293	4,514,596	-	(156,868)	-
Voya Multi-Manager International Factors Fund - Class I	2,964,668	825,496	(985,500)	94,959	2,899,623	-	(179,495)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	707,881	284,534	(249,820)	(32,728)	709,867	-	(70,333)	-
Voya Short Term Bond Fund - Class R6	696,985	68,793	(760,727)	(5,051)	-	4,414	(15,458)	-
Voya Small Company Portfolio - Class I	1,090,823	264,182	(1,399,152)	44,147	-	-	(295,069)	-
Voya Strategic Income Opportunities Fund - Class R6	351,109	27,810	(377,328)	(1,591)	-	2,254	948	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,116,466	266,514	(1,330,810)	(52,170)	-	7,647	(128,873)	-
Voya U.S. Stock Index Portfolio - Class I	4,299,237	5,817,435	(3,332,378)	219,492	7,003,786	18,324	(175,547)	530,273
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	384,896	(45,363)	9,013	348,546	6,142	1,445	2,434
VY® Columbia Contrarian Core Portfolio - Class I	-	1,925,469	(190,920)	211,926	1,946,475	1,260	23,459	56,431
VY® Invesco Comstock Portfolio - Class I	2,280,494	900,831	(2,508,842)	211,209	883,692	2,380	(765,611)	26,885
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,542,478	988,580	(1,551,809)	(161,562)	2,817,687	7,033	41,193	373,104
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	766,604	(119,407)	63,443	710,640	671	14,272	54,389
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,669,461	569,264	(1,584,110)	482,120	2,136,735	-	(199,263)	76,595
	$30,655,003	$19,107,350	$(21,624,391)	$1,206,786	$29,344,748	$106,295	$(1,938,027)	$1,120,111

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $33,836,740.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,124,497
Gross Unrealized Depreciation	(600,956)
Net Unrealized Appreciation	$1,523,541